Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Held by the ESOP at Year-end
Shares held by the ESOP were as follows at the dates indicated:

	At December 31,
	2013	2012
	(Dollars in thousands)
Allocated to participants	96,268	82,136
Unearned	404,745	427,231
Total ESOP shares	501,013	509,367
Fair value of unearned shares	$4,501	$3,751